Initial Public Offering - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	May 19, 2023	May 28, 2021	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Initial Public Offer [Line Items]
Assets held in trust		$ 225,000,000
Share price		$ 10
Share Price Equal or Exceeds $18.00 [Member]
Disclosure Of Initial Public Offer [Line Items]
Class of warrant or right exercise price adjustment percentage higher of market value			180.00%	180.00%
Share Price Equal or Less $9.20 [Member]
Disclosure Of Initial Public Offer [Line Items]
Class of warrant or right exercise price adjustment percentage higher of market value			115.00%	115.00%
Common Class A [Member]
Disclosure Of Initial Public Offer [Line Items]
Temporary equity stock redeemed during the period shares	18,268,171
Common Class A [Member] | Extension Agreement [Member]
Disclosure Of Initial Public Offer [Line Items]
Temporary equity stock redeemed during the period shares	18,268,171
Common Class A [Member] | Share Price Equal or Exceeds $18.00 [Member]
Disclosure Of Initial Public Offer [Line Items]
Exercise price of warrant			$ 18	$ 18
Common Class A [Member] | Share Price Equal or Less $9.20 [Member]
Disclosure Of Initial Public Offer [Line Items]
Exercise price of warrant			9.2	9.2
Share redemption trigger price			$ 9.2	$ 9.2
Minimum Percentage Gross Proceeds Required From Issuance Of Equity			60.00%	60.00%
Class of warrant or right minimum notice period for redemption			20 days	20 days
Public Warrants [Member]
Disclosure Of Initial Public Offer [Line Items]
Minimum lock in period required for warrant exercise from the date of business combination			15 days	15 days
Minimum lock in period required for warrant exercise from the date of IPO			30 days	30 days
Warrants and rights outstanding, term			5 years	5 years
Minimum period required for filing SEC registration statement from the date of business combination			60 days	60 days
Public Warrants [Member] | Common Class A [Member]
Disclosure Of Initial Public Offer [Line Items]
Shares issuable per warrant			1	1
Exercise price of warrant			$ 11.5	$ 11.5
Class of warrants, redemption notice period			10 days	10 days
Redemption of warrants [Member] | Common Class A [Member] | Share Price Equal or Exceeds $18.00 [Member]
Disclosure Of Initial Public Offer [Line Items]
Class of warrants, redemption price per unit			$ 0.01	$ 0.01
Class of warrants, redemption notice period			30 days	30 days
Share price			$ 18	$ 18
Number of consecutive trading days for determining share price			20 days	20 days
Number of trading days for determining share price			30 days	30 days
Minimum [Member]
Disclosure Of Initial Public Offer [Line Items]
Warrants, redemption price per share		$ 11.5
Maximum [Member] | Public Warrants [Member]
Disclosure Of Initial Public Offer [Line Items]
Minimum lock in period required for warrant exercise from the date of business combination			12 months	12 months
IPO [Member]
Disclosure Of Initial Public Offer [Line Items]
Sale of stock, number of shares issued in transaction		22,500,000
Sale of stock, price per share		$ 10
Assets held in trust		$ 225,000,000